Note 14 - Company Earn-Out and Warrant Liabilities (Details Textual) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jul. 26, 2021	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2021
Number of Shares Exchangeable at $12.50 (in shares)	1,000,000
Number of Shares Exchangeable at $15.00 (in shares)	1,000,000
Number of Shares Exchangeable at $17.50 (in shares)	1,000,000
Business Combination, Contingent Consideration, Liability, Total		$ 6.6	$ 10.0	$ 29.6
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		4.3	20.3
Class of Warrant or Right, Outstanding (in shares)	17,905,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 11.50
Private Placement Warrant [Member]
Class of Warrant or Right, Outstanding (in shares)				405,000
Warrants and Rights Outstanding, Term (Year)				5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)				$ 11.50
Warrants and Rights Outstanding		0.2	0.5	$ 1.4
Fair Value Adjustment of Warrants		$ 0.2	$ 0.9